SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - shares	Mar. 23, 2026	Jul. 24, 2026
Subsequent Event [Line Items]
Restricted shares	25,000,000
Equity Financing Agreement [Member]
Subsequent Event [Line Items]
Shares are issuable upon exercise in full of warrants		3,551,136